Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 132,773	$ 107,773	$ 149,845
Prepaid expenses	264,924	112,649	713,322
Total current assets	397,697	220,422	863,167
Investments held in Trust Account	44,645,404	430,047,193	425,037,665
Forward Purchase Agreement Assets		353,731	1,002,789
Total Assets	45,043,101	430,621,346	426,903,621
Current liabilities:
Accounts payable	1,431,573	1,177,546	618,742
Accrued expenses	5,123,818	3,945,680	2,059,431
Working capital loan - related party	2,690,000	1,500,000
Income taxes payable	102,061	686,530
Total current liabilities	9,347,452	7,309,756	2,678,173
Deferred underwriting fee payable	10,412,500	10,412,500	14,875,000
Derivative warrant liabilities	1,333,334	1,066,667	21,063,972
Total liabilities	21,238,056	18,788,923	38,617,145
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 400,000,000 shares authorized; 4,312,774 and 42,500,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022 valued at $10.34 and $10.11 redemption value, respectively	44,595,404	429,747,193	425,000,000
Stockholders' deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of December 31, 2022 and 2021
Accumulated deficit	(20,791,422)	(17,915,833)	(36,714,587)
Total stockholders' deficit	(20,790,359)	(17,914,770)	(36,713,524)
Total Liabilities, Class A Common Stock Subject to Possible Redemption, and Stockholders' Deficit	45,043,101	430,621,346	426,903,621
Class A common stock
Stockholders' deficit
Common stock		0	0
Class A common stock subject to possible redemption
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 400,000,000 shares authorized; 4,312,774 and 42,500,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022 valued at $10.34 and $10.11 redemption value, respectively	44,595,404	429,747,193	425,000,000
Class B common stock
Stockholders' deficit
Common stock	$ 1,063	$ 1,063	$ 1,063